Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 19, 2012	Dec. 31, 2013 Qualitative_Factor Loans Store	Dec. 31, 2012 Loans	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Stores		9
Affiliated bank branches, locations		Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio.
Federal funds sold with maturities of less than 90 days		90 days
Cash accounts exceeded federally insured limits		$ 885,000
Cash deposit with Federal Reserve Bank and Federal Home Loan Bank		24,309,000
Investment securities identified by management other-than-temporarily impaired		0	0	0
Accrual of interest is discontinued once principal or interest is past due 90 days or more		90 days
Loans held for sale		0	109,800
Number of loan held for sale		0	1
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement date		Dec. 28, 2013
Maximum commitment under the agreement, to sell 1-4 family residential mortgage loans to the FHLB		5,000,000
1-4 family residential mortgage loans, maximum commitment to sell to the FHLB, agreement expiry		Dec. 28, 2014
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of loans sold and outstanding		9,489,935	10,267,649
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, amount of recourse obligation or credit risk		342,602	346,249
1-4 family residential mortgage loans, sale to the Federal Home Loan Bank, the amount of income recognized		34,312	96,246	79,965
Period consider for calculation of historical loss		3 years
Qualitative factors utilized by management		9
Loans, credit quality, included factors		The qualitative factors include the following levels of and trends in delinquencies, non-accruals, and charge-offs; trends within the loan portfolio; changes in lending policies and procedures; experience of lending personnel and management oversight; national and local economic trends; concentrations of credit; external factors such as legal and regulatory requirements; changes in the quality of loan review and Board oversight; and changes in the value of underlying collateral.
Allowance for loan losses		1,864,788	2,181,451	2,504,000	2,059,000
Goodwill		1,644,119	1,644,119
Impairment losses		0	0	0
The net cash surrender value of bank-owned life insurance		3,732,439	3,625,013
The death benefit value of the bank-owned life insurance		8,800,000	8,800,000
Death benefit agreement, death benefit is payable upon the participant's death			40,000
Advertising expenses		216,744	211,875	154,380
Liability for uncertain tax positions		0
Unrecognized tax benefits		0
Percentage of stock dividend declared	4.00%
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Allowance for loan losses		$ 27,000	$ 47,000	$ 50,000	$ 64,000
Consumer Loans [Member] | Closed End Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Charged down to net realizable value for loans, Period		120 days
Consumer Loans [Member] | Open End Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Charged down to net realizable value for loans, Period		180 days
Residential Real Estate Loans [Member] | Closed End Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Charged down to net realizable value for loans, Period		120 days
Residential Real Estate Loans [Member] | Open End Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Charged down to net realizable value for loans, Period		180 days
Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Family residential mortgage loans to the FHLB		1
Consumer loans, lien on one to four family owner residential property		1
Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Family residential mortgage loans to the FHLB		4
Consumer loans, lien on one to four family owner residential property		4
Loans that experience insignificant payment delays 90 days or less		90 days